Acquisitions and business combinations - Flocktory (Details) - Flocktory Ltd (Cyprus) ₽ in Millions	Mar. 22, 2017 RUB (₽) shares
Acquisitions and business combinations
Percentage of voting equity interests acquired	82.00%
Percentage of remaining equity stake in entity	18.00%
Percentage of minority shareholders put option exercisable after one year from acquisition date	50.00%
Percentage of minority shareholders put option exercisable after one and half year from acquisition date	25.00%
Percentage of minority shareholders put option exercisable after two years from acquisition date	25.00%
Consideration Transferred
Cash consideration paid	₽ 794
Cash payable for Flocktory's stock option plan cancelation	37
Total contribution / consideration transferred	₽ 831
ESOP rights for cancellation | shares	504
ESOP rights cancelled at acquisition date | shares	259
ESOP rights offered for cancellation at March 22, 2018 | shares	120
ESOP rights offered for cancellation at March 22, 2019 | shares	125
Net assets acquired:
Property and equipment	₽ 1
Intangible assets	720
Accounts receivable	26
Cash and cash equivalents	55
Trade and other payables	(21)
Other liabilities	(1)
Total	780
Group's share of net assets (82%)	639
Goodwill arising on acquisition	₽ 192